Subsequent Events (Details Narrative) (10-K)				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 22, 2018	Jan. 25, 2018 USD ($)	Jan. 02, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Annual revenues						$ 2,687,833	$ 3,446,910	$ 16,317,257	$ 17,150,618
Debt maturity description					maturing in March 2019			Reclassified to long-term debt as the maturity of the notes payable were extended from the original maturity of October 2017 to December 2019 during 2017.
Subsequent Event [Member]
Working capital		$ 175,000
Debt maturity description		Term Loan lender agreed to extend the maturity of the Term Loan to July 2019.
Subsequent Event [Member] | Minimum [Member]
Line of credit, rate	2.50%
Subsequent Event [Member] | Maximum [Member]
Line of credit, rate	4.00%
Subsequent Event [Member] | National Opinions Research Center [Member] | Minimum [Member]
Annual revenues			$ 5,000,000
Subsequent Event [Member] | National Opinions Research Center [Member] | Maximum [Member]
Annual revenues			$ 6,000,000
Subsequent Event [Member] | South Carolina LLC [Member]
Purchase price of business combination				$ 4,000,000
Funds to be raised for aquisation percentage				0.60